Property and Equipment - Summary of Changes in the Value of Property and Equipment (Details) - CAD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Apr. 30, 2024
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 16,696
Ending balance	15,219		$ 16,696
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	21,042	$ 16,773	16,773
Additions	527		9,226
Disposals	(69)		(4,723)
Foreign exchange	431		(234)
Ending balance	21,931		21,042
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(4,346)	(6,350)	(6,350)
Depreciation	2,345		2,791
Disposals	69		4,694
Foreign exchange	90		(101)
Ending balance	(6,712)		(4,346)
Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	16,696
Ending balance	15,219		16,696
Computer Hardware | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	229	288	288
Additions	2		56
Disposals	0		(111)
Foreign exchange	13		(4)
Ending balance	244		229
Computer Hardware | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(146)	(157)	(157)
Depreciation	41		101
Disposals	0		110
Foreign exchange	17		(2)
Ending balance	(204)		(146)
Computer Hardware | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	83
Ending balance	40		83
Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	22	53	53
Additions	17		0
Disposals	0		(31)
Foreign exchange	0	0
Ending balance	39		22
Furniture and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(6)	(33)	(33)
Depreciation	6		4
Disposals	0		31
Foreign exchange	0		0
Ending balance	(12)		(6)
Furniture and Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	16
Ending balance	27		16
Building | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	15,144	9,085	9,085
Additions	0		7,826
Disposals	0		(1,634)
Foreign exchange	278		(133)
Ending balance	15,422		15,144
Building | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,832)	(1,752)	(1,752)
Depreciation	1,425		1,723
Disposals	0		1,606
Foreign exchange	34		(37)
Ending balance	(3,291)		(1,832)
Building | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	13,312
Ending balance	12,131		13,312
Automobile | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	165	167	167
Additions	207		1
Disposals	(69)		0
Foreign exchange	4		(3)
Ending balance	307		165
Automobile | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(112)	(57)	(57)
Depreciation	50		56
Disposals	69		0
Foreign exchange	4		(1)
Ending balance	(97)		(112)
Automobile | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	53
Ending balance	210		53
Computer Software | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0	50	50
Additions	0		0
Disposals	0		(49)
Foreign exchange	0		(1)
Ending balance	0		0
Computer Software | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0	(50)	(50)
Depreciation	0		0
Disposals	0		49
Foreign exchange	0		(1)
Ending balance	0		0
Computer Software | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Ending balance	0		0
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	308	626	626
Additions	20		27
Disposals	0		(344)
Foreign exchange	1		(1)
Ending balance	329		308
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(102)	(388)	(388)
Depreciation	49		58
Disposals	0		344
Foreign exchange	0		0
Ending balance	(151)		(102)
Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	206
Ending balance	178		206
Lab Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,143	6,473	6,473
Additions	205		1,316
Disposals	0		(2,554)
Foreign exchange	135		(92)
Ending balance	5,483		5,143
Lab Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(2,148)	(3,913)	(3,913)
Depreciation	774		849
Disposals	0		2,554
Foreign exchange	35		(60)
Ending balance	(2,957)		(2,148)
Lab Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,995
Ending balance	2,526		2,995
WIP - Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	31	31	31
Additions	76		0
Disposals	0
Foreign exchange	0		0
Ending balance	107		31
WIP - Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0	$ 0	0
Depreciation	0		0
Disposals			0
Foreign exchange			0
Ending balance	0		0
WIP - Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	31
Ending balance	$ 107		$ 31